Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000226667 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226667 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226667 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226667 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226667 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000226667 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226667 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226667 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226667 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000226667 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226667 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000226667 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226667 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000226667 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226667 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226667 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226667 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000226667 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226667 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226667 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000226666 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226666 | Uniform Mortgage-Backed Security,TBAFR_01F0226A8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226666 | Uniform Mortgage-Backed Security, TBAFR_01F0206A2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000226666 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226666 | U.S. Treasury NotesFR_91282CJS1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000226666 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226666 | U.S. Treasury NotesFR_91282CHA2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226666 | U.S. Treasury NotesFR_91282CFP1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000226666 | U.S. Treasury BondsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226666 | U.S. Treasury NotesFR_91282CJA0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226666 | AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000226666 | AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000226666 | AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000226666 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000226666 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226666 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226666 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226666 | AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%